Retirement-Related Benefits	12 Months Ended
Dec. 31, 2015
Retirement-Related Benefits
Retirement-Related Benefits

Note S.

Retirement-Related Benefits

Description of Plans

IBM sponsors defined benefit pension plans and defined contribution plans that cover eligible regular employees, a supplemental retention plan that covers certain U.S. executives and nonpension postretirement benefit plans primarily consisting of retiree medical and dental benefits for eligible retirees and dependents.

U.S. Plans

Defined Benefit Pension Plans

IBM Personal Pension Plan

IBM provides U.S. regular, full-time and part-time employees hired prior to January 1, 2005 with noncontributory defined benefit pension benefits via the IBM Personal Pension Plan. Prior to 2008, the IBM Personal Pension Plan consisted of a tax qualified (qualified) plan and a non-tax qualified (nonqualified) plan. Effective January 1, 2008, the nonqualified plan was renamed the Excess Personal Pension Plan (Excess PPP) and the qualified plan is now referred to as the Qualified PPP. The combined plan is now referred to as the PPP. The Qualified PPP is funded by company contributions to an irrevocable trust fund, which is held for the sole benefit of participants and beneficiaries. The Excess PPP, which is unfunded, provides benefits in excess of IRS limitations for qualified plans.

Benefits provided to the PPP participants are calculated using benefit formulas that vary based on the participant. The first method uses a five-year, final pay formula that determines benefits based on salary, years of service, mortality and other participant-specific factors. The second method is a cash balance formula that calculates benefits using a percentage of employees’ annual salary, as well as an interest crediting rate.

Benefit accruals under the IBM Personal Pension Plan ceased December 31, 2007 for all participants.

U.S. Supplemental Executive Retention Plan

The company also sponsors a nonqualified U.S. Supplemental Executive Retention Plan (Retention Plan). The Retention Plan, which is unfunded, provides benefits to eligible U.S. executives based on average earnings, years of service and age at termination of employment.

Benefit accruals under the Retention Plan ceased December 31, 2007 for all participants.

Defined Contribution Plans

IBM 401(k) Plus Plan

U.S. regular, full-time and part-time employees are eligible to participate in the IBM 401(k) Plus Plan, which is a qualified defined contribution plan under section 401(k) of the Internal Revenue Code. Under the IBM 401(k) Plus Plan, eligible employees receive a dollar-for-dollar match of their contributions generally up to 6 percent of eligible compensation for those hired prior to January 1, 2005, and, generally up to 5 percent of eligible compensation for those hired on or after January 1, 2005. In addition, eligible employees generally receive automatic contributions from the company equal to 1, 2 or 4 percent of eligible compensation based on their eligibility to participate in the PPP as of December 31, 2007. Employees generally receive automatic contributions and matching contributions after the completion of one year of service.

The company’s matching contributions vest immediately and participants are always fully vested in their own contributions. All contributions, including the company match, are made in cash and invested in accordance with participants’ investment elections. There are no minimum amounts that must be invested in company stock, and there are no restrictions on transferring amounts out of company stock to another investment choice, other than excessive trading rules applicable to such investments. Effective January 1, 2013, matching and automatic contributions are made once annually at the end of the year. In order to receive such contributions each year, a participant must be employed on December 15 of the plan year. However, if a participant separates from service prior to December 15, and has completed certain service and/or age requirements, then the participant will be eligible to receive such matching and automatic contributions following separation from service.

IBM Excess 401(k) Plus Plan

The IBM Excess 401(k) Plus Plan (Excess 401(k)) is an unfunded, nonqualified defined contribution plan. Employees whose eligible compensation is expected to exceed the IRS compensation limit for qualified plans are eligible to participate in the Excess 401(k). The purpose of the Excess 401(k) is to provide benefits that would be provided under the qualified IBM 401(k) Plus Plan if the compensation limits did not apply.

Amounts deferred into the Excess 401(k) are record-keeping (notional) accounts and are not held in trust for the participants. Participants in the Excess 401(k) may invest their notional accounts in investments which mirror the primary investment options available under the 401(k) Plus Plan. Participants in the Excess 401(k) are also eligible to receive company match and automatic contributions (at the same rate as under the 401(k) Plus Plan) on eligible compensation deferred into the Excess 401(k) and on compensation earned in excess of the Internal Revenue Code pay limit once they have completed one year of service. Amounts deferred into the Excess 401(k), including company contributions are recorded as liabilities in the Consolidated Statement of Financial Position. Effective January 1, 2013, matching and automatic contributions are recorded once annually at the end of the year. In order to receive such contributions each year, a participant must be employed on December 15 of the plan year. However, if a participant separates from service prior to December 15, and has completed certain service and/or age requirements, then the participant will be eligible to receive such matching and automatic contributions following separation from service.

Nonpension Postretirement Benefit Plan

U.S. Nonpension Postretirement Plan

The company sponsors a defined benefit nonpension postretirement benefit plan that provides medical and dental benefits to eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees. Effective July 1, 1999, the company established a Future Health Account (FHA) for employees who were more than five years from retirement eligibility. Employees who were within five years of retirement eligibility are covered under the company’s prior retiree health benefits arrangements. Under either the FHA or the prior retiree health benefit arrangements, there is a maximum cost to the company for retiree health benefits. Effective January 1, 2014, the company amended the plan to establish a Health Reimbursement Arrangement (HRA) for each Medicare-eligible plan retiree, surviving spouse and long-term disability plan participant who is eligible for company-subsidized coverage and who enrolls in an individual plan under the Medicare Exchange. The company also amended its life insurance plan. Employees retiring on or after January 1, 2015 are not eligible for life insurance.

Since January 1, 2004, new hires, as of that date or later, are not eligible for company-subsidized nonpension postretirement benefits.

Non-U.S. Plans

Certain subsidiaries and branches outside the United States sponsor defined benefit and/or defined contribution plans that cover eligible regular employees. The company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans. Benefits under the defined benefit plans are typically based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits. The range of assumptions that are used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

In addition, certain of the company’s non-U.S. subsidiaries sponsor nonpension postretirement benefit plans that provide medical and dental benefits to eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees. However, most non-U.S. retirees are covered by local government sponsored and administered programs.

Plan Financial Information

Summary of Financial Information

The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Statement of Earnings.

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2015	2014	2013	2015	2014	2013	2015	2014	2013
Defined benefit pension plans	$(284)	$(833)	$(223)	$1,421	$1,267	$1,396	$1,137	$434	$1,173
Retention Plan	23	15	21	—	—	—	23	15	21
Total defined benefit pension plans
(income)/cost	$(261)	$(818)	$(202)	$1,421	$1,267	$1,396	$1,160	$449	$1,195
IBM 401(k) Plus Plan and
non-U.S. plans	$676	$713	$785	$442	$526	$575	$1,117	$1,239	$1,361
Excess 401(k)	21	14	24	—	—	—	21	14	24
Total defined contribution plans cost	$697	$727	$809	$442	$526	$575	$1,138	$1,253	$1,384
Nonpension postretirement benefit
plans cost	$218	$206	$218	$55	$66	$79	$273	$272	$298
Total retirement-related benefits
net periodic cost	$654	$115	$826	$1,918	$1,859	$2,051	$2,572	$1,974	$2,876

The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Statement of Financial Position.

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2015	2014	2015	2014	2015	2014
U.S. Plans
Overfunded plans
Qualified PPP	$51,287	$54,708	$51,716	$55,772	$429	$1,065
Underfunded plans
Excess PPP	$1,522	$1,602	$—	$—	$(1,522)	$(1,602)
Retention Plan	312	334	—	—	(312)	(334)
Nonpension postretirement benefit plan	4,652	5,053	71	16	(4,582)	(5,037)
Total underfunded U.S. plans	$6,486	$6,989	$71	$16	$(6,415)	$(6,973)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$16,766	$16,794	$18,070	$17,888	$1,304	$1,094
Nonpension postretirement benefit plans	0	11	0	11	0	0
Total overfunded non-U.S. plans	$16,766	$16,804	$18,070	$17,898	$1,304	$1,094
Underfunded plans
Qualified defined benefit pension plans	$22,039	$26,278	$17,677	$21,655	$(4,362)	$(4,623)
Nonqualified defined benefit pension plans	5,911	6,762	—	—	(5,911)	(6,762)
Nonpension postretirement benefit plans	618	806	59	73	(558)	(733)
Total underfunded non-U.S. plans	$28,568	$33,846	$17,737	$21,729	$(10,832)	$(12,118)
Total overfunded plans	$68,053	$71,512	$69,786	$73,671	$1,734	$2,159
Total underfunded plans	$35,054	$40,836	$17,807	$21,745	$(17,247)	$(19,091)

* Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

At December 31, 2015, the company’s qualified defined benefit pension plans worldwide were 97 percent funded compared to the benefit obligations, with the U.S. Qualified PPP 101 percent funded. Overall, including nonqualified plans, the company’s defined benefit pension plans worldwide were 89 percent funded.

Defined Benefit Pension and Nonpension Postretirement Benefit Plan Financial Information

The following tables through page 132 represent financial information for the company’s retirement-related benefit plans, excluding defined contribution plans. The defined benefit pension plans under U.S. Plans consists of the Qualified PPP, the Excess PPP and the Retention Plan. The defined benefit pension plans and the nonpension postretirement benefit plans under non-U.S. Plans consists of all plans sponsored by the company’s subsidiaries. The nonpension postretirement benefit plan under U.S. Plan consists of only the U.S. Nonpension Postretirement Benefit Plan.

The tables below present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Statement of Earnings, excluding defined contribution plans.

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2015	2014	2013	2015	2014	2013
Service cost	$—	$—	$—	$454	$449	$501
Interest cost	2,028	2,211	1,980	1,075	1,533	1,524
Expected return on plan assets	(3,953)	(4,096)	(3,981)	(1,919)	(2,247)	(2,195)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	10	10	10	(98)	(111)	(119)
Recognized actuarial losses	1,654	1,056	1,790	1,581	1,400	1,600
Curtailments and settlements	—	—	—	35	26	0
Multi-employer plans/other costs*	—	—	—	293	217	85
Total net periodic (income)/cost	$(261)	$(818)	$(202)	$1,421	$1,267	$1,396

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2015	2014	2013	2015	2014	2013
Service cost	$24	$26	$35	$7	$7	$10
Interest cost	163	187	164	50	63	60
Expected return on plan assets	0	0	(1)	(7)	(9)	(9)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	(7)	(7)	—	(5)	(5)	(5)
Recognized actuarial losses	39	0	21	10	11	23
Curtailments and settlements	—	—	—	0	0	0
Total net periodic cost	$218	$206	$218	$55	$66	$79

* The non-U.S. plans amount includes $ 233 million and $148 million related to the IBM Spain pension litigation for 2015 and 2014, respectively. See page 132 for additional information.

The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding defined contribution plans.

($ in millions)

	Defined Benefit Pension Plans						Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans				U.S. Plan		Non-U.S. Plans
	2015	2014	2015		2014		2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at January 1	$56,643	$51,034	$49,834		$48,620		$5,053	$4,633	$817	$832
Service cost	—	—	454		449		24	26	7	7
Interest cost	2,028	2,211	1,075		1,533		163	187	50	63
Plan participants’ contributions	—	—	34		37		52	61	—	—
Acquisitions/divestitures, net	—	—	39		(90)		(8)	0	0	0
Actuarial losses/(gains)	(1,920)	6,968	(861)		6,662		(204)	548	(52)	38
Benefits paid from trust	(3,514)	(3,455)	(1,784)		(1,985)		(406)	(388)	(5)	(5)
Direct benefit payments	(117)	(114)	(402)		(465)		(23)	(37)	(26)	(26)
Foreign exchange impact	—	—	(3,907)		(5,073)		—	—	(174)	(91)
Medicare/Government subsidies	—	—	—		—		1	23	—	—
Amendments/curtailments/
settlements/other	—	—	235		146		0	0	0	(1)
Benefit obligation at December 31	$53,120	$56,643	$44,717		$49,834		$4,652	$5,053	$618	$817
Change in plan assets
Fair value of plan assets at January 1	$55,772	$53,954	$39,543		$39,464		$16	$177	$84	$92
Actual return on plan assets	(542)	5,274	417		5,579		0	0	7	9
Employer contributions	—	—	474		465		409	166	0	0
Acquisitions/divestitures, net	—	—	53		(59)		0	0	0	0
Plan participants’ contributions	—	—	34		37		52	61	—	—
Benefits paid from trust	(3,514)	(3,455)	(1,784)		(1,985)		(406)	(388)	(5)	(5)
Foreign exchange impact	—	—	(3,004)		(4,049)		—	—	(26)	(11)
Amendments/curtailments/
settlements/other	—	—	14	*	93	*	—	—	(1)	0
Fair value of plan assets at
December 31	$51,716	$55,772	$35,748		$39,543		$71	$16	$59	$84
Funded status at December 31	$(1,405)	$(871)	$(8,969)		$(10,291)		$(4,582)	$(5,037)	$(558)	$(733)
Accumulated benefit obligation**	$53,120	$56,643	$44,071		$47,516		N/A	N/A	N/A	N/A

* Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $33 million returned in 2015 and $122 million returned during 2014. The remaining surplus in Brazil at December 31, 2015 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

 **     Represents the benefit obligation assuming no future participant compensation increases.

 N/A—Not applicable

The following table presents the net funded status recognized in the Consolidated Statement of Financial Position.

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2015	2014	2015	2014	2015	2014	2015	2014
Prepaid pension assets	$429	$1,065	$1,304	$1,095	$0	$0	$0	$0
Current liabilities—
compensation and benefits	(116)	(111)	(297)	(326)	(320)	(381)	(11)	(13)
Noncurrent liabilities—retirement
and nonpension postretirement
benefit obligations	(1,718)	(1,825)	(9,976)	(11,060)	(4,262)	(4,656)	(547)	(720)
Funded status—net	$(1,405)	$(871)	$(8,969)	$(10,291)	$(4,582)	$(5,037)	$(558)	$(733)

The following table presents the pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2015	2014	2015	2014	2015	2014	2015	2014
Net loss at January 1	$18,442	$13,709	$21,676	$19,777	$852	$304	$189	$161
Current period loss/(gain)	2,576	5,789	661	3,324	(204)	548	(51)	38
Curtailments and settlements	—	—	(33)	(25)	—	—	0	1
Amortization of net loss included in
net periodic (income)/cost	(1,654)	(1,056)	(1,581)	(1,400)	(39)	0	(10)	(11)
Net loss at December 31	$19,363	$18,442	$20,724	$21,676	$609	$852	$128	$189
Prior service costs/(credits) at January 1	$110	$120	$(386)	$(496)	$23	$15	$(26)	$(32)
Current period prior service costs/(credits)	—	—	(6)	(1)	—	—	0	0
Amortization of prior service (costs)/
credits included in net periodic
(income)/cost	(10)	(10)	98	111	7	7	5	5
Prior service costs/(credits) at
December 31	$101	$110	$(294)	$(386)	$30	$23	$(21)	$(26)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/
(liabilities) included in net periodic
(income)/cost	—	—	0	0	—	—	0	0
Transition (assets)/liabilities at
December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated
other comprehensive income/(loss)*	$19,464	$18,552	$20,429	$21,290	$639	$875	$106	$163

*            See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

The following table presents the pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from AOCI into net periodic (income)/cost in 2016.

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,331	$1,361	$19	$8
Prior service costs/(credits)	10	(96)	(7)	(4)
Transition (assets)/liabilities	–	–	–	–

On March 24, 2014, the Supreme Court of Spain issued a ruling against IBM Spain in litigation involving its defined benefit and defined contribution plans. As a result of the ruling, the company recorded pre-tax retirement-related obligations of $233 million in 2015 and $148 million in 2014 in selling, general and administrative expense in the Consolidated Statement of Earnings. These obligations are reflected in "Non-U.S. Plans - Multi-employer plans/other costs" in the table on page 130. See note M, “Contingencies and Commitments,” on page 119 for additional information regarding pension plan litigation matters.

Assumptions Used to Determine Plan Financial Information

Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.

The table below presents the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Weighted-average assumptions used to measure net
periodic (income)/cost for the year ended December 31
Discount rate	3.70%	4.50%	3.60%	2.34%	3.32%	3.23%
Expected long-term returns on plan assets	7.50%	8.00%	8.00%	5.67%	6.08%	6.21%
Rate of compensation increase	N/A	N/A	N/A	2.49%	2.52%	2.51%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	4.00%	3.70%	4.50%	2.40%	2.34%	3.32%
Rate of compensation increase	N/A	N/A	N/A	2.40%	2.49%	2.52%

N/A—Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Weighted-average assumptions used to measure
net periodic cost for the year ended December 31
Discount rate	3.40%	4.10%	3.30%	7.51%	7.78%	6.43%
Expected long-term returns on plan assets	N/A	N/A	0.35%	10.17%	10.22%	9.01%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	3.70%	3.40%	4.10%	7.06%	7.51%	7.78%

N/A—Not applicable

Discount Rate

The discount rate assumptions used for retirement-related benefit plans accounting reflect the yields available on high-quality, fixed-income debt instruments at the measurement date. For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. The cash flows from the company’s expected benefit obligation payments are then matched to the yield curve to derive the discount rates. In other non-U.S. countries, where the markets for high-quality long-term bonds are not generally as well developed, a portfolio of long-term government bonds is used as a base, to which a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan, as the benchmark for developing the respective discount rates.

For the U.S. defined benefit pension plans, the changes in the discount rate assumptions impacted the net periodic (income)/cost and the PBO. The changes in the discount rate assumptions resulted in a decrease in 2015 net periodic income of $286 million, an increase in 2014 net periodic income of $275 million and a decrease in 2013 net periodic income of $162 million. The changes in the discount rate assumptions resulted in a decrease in the PBO of $1,621 million and an increase of $4,437 million at December 31, 2015 and 2014, respectively.

For the U.S. nonpension postretirement benefit plans, the changes in the discount rate assumptions had no material impact on net periodic cost for the years ended December 31, 2015, 2014 and 2013 and resulted in a decrease in the APBO of $109 million and an increase of $256 million at December 31, 2015 and 2014, respectively.

For all of the company’s retirement-related benefit plans, the change in the discount rate assumptions resulted in a decrease in the benefit obligation of approximately $2 billion at December 31, 2015 and an increase of approximately $11 billion at December 31, 2014.

Expected Long-Term Returns on Plan Assets

Expected returns on plan assets, a component of net periodic (income)/cost, represent the expected long-term returns on plan assets based on the calculated market-related value of plan assets. Expected long-term returns on plan assets take into account long-term expectations for future returns and the investment policies and strategies as described on page 135. These rates of return are developed by the company and are tested for reasonableness against historical returns. The use of expected long-term returns on plan assets may result in recognized pension income that is greater or less than the actual returns of those plan assets in any given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income and cost recognition that more closely matches the pattern of the services provided by the employees. Differences between actual and expected returns are recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

For the U.S. defined benefit pension plan, the expected long-term rate of return on plan assets for the years ended December 31, 2015, 2014 and 2013 was 7.5 percent, 8 percent and 8 percent, respectively. The change in the rate in 2015 resulted in a decrease in 2015 net periodic income of $264 million. For 2016, the projected long-term rate of return on plan assets is approximately 7.0 percent.

For the U.S. nonpension postretirement benefit plans, the company maintains a highly liquid trust fund balance to ensure timely payments are made. As a result, for the years ended December 31, 2015, 2014 and 2013, the expected long-term return on plan assets and the actual return on those assets were not material.

Rate of Compensation Increases and Mortality Rate

The rate of compensation increases is determined by the company, based upon its long-term plans for such increases. The rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants. Mortality rate assumptions are based on life expectancy and death rates for different types of participants. Mortality rates are periodically updated based on actual experience. In the U.S., the Society of Actuaries released new mortality tables in 2014 and updated them in 2015. The company utilized these tables in its plan remeasurements at December 31, 2015 and 2014. For the U.S. retirement related plans, the change in mortality assumptions resulted in a decrease to the plan benefit obligations of $0.7 billion and an increase of $2.6 billion at December 31, 2015 and 2014, respectively.

Interest Crediting Rate

Benefits for certain participants in the PPP are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This assumption provides a basis for projecting the expected interest rate that participants will earn on the benefits that they are expected to receive in the following year and is based on the average from August to October of the one-year U.S. Treasury Constant Maturity yield plus one percent.

For the PPP, the interest crediting rate of 1.1 percent for the year ended December 31, 2015 was unchanged from 2014 and, therefore, had no impact on the decrease in 2015 net periodic income. The change in the interest crediting rate to 1.1 percent for the year ended December 31, 2014, from 1.2 percent for the year ended December 31, 2013, resulted in an increase in 2014 net periodic income of $8 million. The change in the interest crediting rate to 1.2 percent for the year ended December 31, 2013, from 1.1 percent for the year ended December 31, 2012, resulted in a decrease in 2013 net periodic income of $6 million.

Healthcare Cost Trend Rate

For nonpension postretirement benefit plan accounting, the company reviews external data and its own historical trends for healthcare costs to determine the healthcare cost trend rates. However, the healthcare cost trend rate has an insignificant effect on plan costs and obligations as a result of the terms of the plan which limit the company’s obligation to the participants. The company assumes that the healthcare cost trend rate for 2016 will be 7 percent. In addition, the company assumes that the same trend rate will decrease to 5 percent over the next eight years. A one percentage point increase or decrease in the assumed healthcare cost trend rate would not have had a material effect on 2015, 2014 and 2013 net periodic cost or the benefit obligations as of December 31, 2015 and 2014.

Plan Assets

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.

Investment Policies and Strategies

The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described on pages 133 through 134. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. In 2014, the company changed its investment strategy, modifying the target asset allocation, primarily by reducing equity securities and increasing debt securities. This change was designed to reduce the potential negative impact that equity markets might have on the funded status of the plan. The Qualified PPP portfolio’s target allocation is 34 percent equity securities, 56 percent fixed-income securities, 5 percent real estate and 5 percent other investments.

The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.

Market liquidity risks are tightly controlled, with $5,219 million of the Qualified PPP portfolio as of December 31, 2015 invested in private market assets consisting of private equities and private real estate investments, which are less liquid than publicly traded securities. In addition, the Qualified PPP portfolio had $2,547 million in commitments for future investments in private markets to be made over a number of years. These commitments are expected to be funded from plan assets.

Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency and commodity strategies.

Outside the U.S., the investment objectives are similar to those described above, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 29 percent equity securities, 58 percent fixed-income securities, 2 percent real estate and 11 percent other investments, which is consistent with the allocation decisions made by the company’s management. The table on page 136 details the actual equity, fixed income, real estate and other types of investments for non-U.S. plans. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. Generally, these non-U.S. plans do not invest in illiquid assets and their use of derivatives is consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.

Defined Benefit Pension Plan Assets

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2015. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$11,210	$1	$—	$11,211	$4,631	$0	$—	$4,631
Equity commingled/mutual funds(2)(3)	99	2,036	—	2,134	90	6,200	—	6,290
Fixed income
Government and related(4)	—	9,854	—	9,854	—	7,482	16	7,499
Corporate bonds(5)	—	17,088	2	17,090	—	1,896	4	1,899
Mortgage and asset-backed securities	—	633	10	643	—	219	—	219
Fixed income commingled/
mutual funds(2)(6)	313	192	401	907	38	9,082	—	9,120
Insurance contracts	—	—	—	—	—	1,079	—	1,079
Cash and short-term investments(7)	244	2,305	—	2,549	142	467	—	610
Hedge funds	—	1,419	912	2,331	—	659	—	659
Private equity(8)	—	—	2,790	2,790	—	—	582	582
Private real estate(8)	—	—	2,429	2,429	—	—	661	661
Derivatives(9)	(82)	2	—	(80)	(1)	481	—	480
Other commingled/mutual funds(2)(10)	—	—	—	—	115	1,637	317	2,069
Subtotal	11,784	33,531	6,544	51,859	5,016	29,202	1,580	35,798
Other(11)	—	—	—	(143)	—	—	—	(50)
Fair value of plan assets	$11,784	$33,531	$6,544	$51,716	$5,016	$29,202	$1,580	$35,748

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $34 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $14 million, representing 0.04 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $23 million, representing 0.04 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.004 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Primarily includes limited partnerships.
  Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $71 million were invested in cash, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $59 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2014. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$11,527	$1	$—	$11,528	$5,652	$—	$—	$5,652
Equity commingled/mutual funds(2)(3)	85	2,277	—	2,362	126	7,415	—	7,540
Fixed income
Government and related(4)	—	7,883	—	7,883	—	8,159	32	8,191
Corporate bonds (5)	—	18,828	4	18,832	—	2,063	1	2,063
Mortgage and asset-backed securities	—	567	20	587	—	238	—	238
Fixed income commingled/
mutual funds(2)(6)	312	3,118	295	3,725	87	9,715	—	9,802
Insurance contracts	—	—	—	—	—	1,053	—	1,053
Cash and short-term investments(7)	345	2,304	—	2,650	158	393	—	551
Hedge funds	—	1,474	889	2,362	—	745	—	745
Private equity(8)	—	—	3,287	3,287	—	—	513	513
Private real estate(8)	—	—	2,942	2,942	—	—	664	664
Derivatives(9)	(55)	3	—	(53)	2	846	—	848
Other commingled/mutual funds(2)(10)	—	—	—	—	33	1,513	220	1,766
Subtotal	12,214	36,455	7,437	56,106	6,056	32,139	1,429	39,625
Other(11)	—	—	—	(333)	—	—	—	(82)
Fair value of plan assets	$12,214	$36,455	$7,437	$55,772	$6,056	$32,139	$1,429	$39,543

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $55 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $21 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $10 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $4 million representing 0.01 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Primarily includes limited partnerships.
  Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $16 million were invested in cash, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $84 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2015 and 2014 for the U.S. Plan.

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2015	$—	$4	$20	$295	$889	$3,287	$2,942	$7,437
Return on assets held at end of year	—	0	0	9	23	(199)	(210)	(377)
Return on assets sold during the year	—	1	0	0	—	429	460	889
Purchases, sales and settlements, net	—	(5)	(2)	98	—	(727)	(763)	(1,399)
Transfers, net	—	2	(8)	—	—	0	—	(6)
Balance at December 31, 2015	$—	$2	$10	$401	$912	$2,790	$2,429	$6,544

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2014	$1	$5	$19	$274	$860	$3,771	$3,038	$7,968
Return on assets held at end of year	—	0	0	21	28	(10)	197	238
Return on assets sold during the year	—	0	0	—	—	332	199	531
Purchases, sales and settlements, net	—	0	(3)	—	—	(807)	(492)	(1,302)
Transfers, net	(1)	(1)	4	—	—	—	—	2
Balance at December 31, 2014	$—	$4	$20	$295	$889	$3,287	$2,942	$7,437

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2015 and 2014 for the non-U.S. Plans.

($ in millions)
					Other
	Government	Corporate	Private	Private	Commingled/
	and Related	Bonds	Equity	Real Estate	Mutual Funds	Total
Balance at January 1, 2015	$32	$1	$513	$664	$220	$1,429
Return on assets held at end of year	(2)	0	(25)	45	28	47
Return on assets sold during the year	0	0	62	46	—	107
Purchases, sales and settlements, net	(10)	3	73	(62)	84	88
Transfers, net	—	—	—	—	—	—
Foreign exchange impact	(3)	0	(42)	(31)	(15)	(91)
Balance at December 31, 2015	$16	$4	$582	$661	$317	$1,580

($ in millions)
					Other
	Government	Corporate	Private	Private	Commingled/
	and Related	Bonds	Equity	Real Estate	Mutual Funds	Total
Balance at January 1, 2014	$42	$4	$410	$655	$—	$1,110
Return on assets held at end of year	3	0	26	83	26	138
Return on assets sold during the year	0	0	46	(12)	—	34
Purchases, sales and settlements, net	(8)	(3)	75	(13)	104	155
Transfers, net	—	—	0	—	102	102
Foreign exchange impact	(5)	0	(45)	(49)	(12)	(110)
Balance at December 31, 2014	$32	$1	$513	$664	$220	1,429

Valuation Techniques

The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2015 and 2014.

Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Equity commingled/mutual funds are typically valued using the net asset value (NAV) provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as Level 1, Level 2 or Level 3 depending on availability of quoted market prices.

The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.

Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.

Private equity and private real estate partnership valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as Level 3. The valuation methodology is applied consistently from period to period.

Exchange traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Expected Contributions

Defined Benefit Pension Plans

It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.

The company contributed $474 million in cash to non-U.S. defined benefit pension plans and $40 million in cash to multi-employer plans for the year ended December 31, 2015. For the year ended December 31, 2014, the company contributed $465 million in cash to non-U.S. defined benefit pension plans and $54 million in cash to multi-employer plans. The cash contributions to multi-employer plans represent the annual cost included in net periodic (income)/cost recognized in the Consolidated Statement of Earnings. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

In 2016, the company is not legally required to make any contributions to the U.S. defined benefit pension plans. However, depending on market conditions, or other factors, the company may elect to make discretionary contributions to the Qualified PPP during the year.

The Pension Protection Act of 2006 (the Act), enacted into law in 2006, is a comprehensive reform package that, among other provisions, increases pension funding requirements for certain U.S. defined benefit plans, provides guidelines for measuring pension plan assets and pension obligations for funding purposes and raises tax deduction limits for contributions to retirement-related benefit plans. The additional funding requirements by the Act apply to plan years beginning after December 31, 2007. The Act was updated by the Worker, Retiree and Employer Recovery Act of 2008, which revised the funding requirements in the Act by clarifying that pension plans may smooth the value of pension plans over 24 months. At December 31, 2015, no mandatory contribution was required for 2016.

In 2016, the company estimates contributions to its non-U.S. defined benefit and multi-employer plans to be approximately $500 million, the largest of which will be contributed to defined benefit pension plans in the UK, Japan and Spain. This amount represents the legally mandated minimum contributions. Financial market performance in 2016 could increase the legally mandated minimum contribution in certain countries which require monthly or daily remeasurement of the funded status. The company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.

Defined Contribution Plans

The company contributed $1,117 million and $1,239 million in cash to the defined contribution plans during the years ended December 31, 2015 and 2014, respectively. In 2016, the company estimates cash contributions to the defined contribution plans to be approximately $1.1 billion.

 Nonpension Postretirement Benefit Plans

The company contributed $408 million and $144 million to the nonpension postretirement benefit plans during the years ended December 31, 2015 and 2014, respectively. The $408 million contribution consisted of $328 million in cash and $80 million in marketable securities in the form of U.S. Treasury securities.The contribution of marketable securities is considered a non-cash transaction in the Consolidated Statement of Cash Flows. These contribution amounts exclude the Medicare-related subsidy discussed on page 141.

Expected Benefit Payments

Defined Benefit Pension Plan Expected Payments

The following table presents the total expected benefit payments to defined benefit pension plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2015 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2016	$3,513	118	1,756	311	5,698
2017	3,501	118	1,751	306	5,675
2018	3,501	120	1,780	313	5,714
2019	3,496	121	1,814	326	5,757
2020	3,548	122	1,857	341	5,868
2021–2025	17,279	604	9,855	1,888	29,625

The 2016 expected benefit payments to defined benefit pension plan participants not covered by the respective plan assets (underfunded plans) represent a component of compensation and benefits, within current liabilities, in the Consolidated Statement of Financial Position.

Nonpension Postretirement Benefit Plan Expected Payments

The following table reflects the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2015.

($ in millions)
				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2016	$393	$5	$26	$424
2017	399	6	30	434
2018	401	6	33	439
2019	406	7	35	448
2020	401	7	39	447
2021–2025	1,797	49	240	2,087

The 2016 expected benefit payments to nonpension postretirement benefit plan participants not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Statement of Financial Position.

Medicare Prescription Drug Act

In connection with the Medicare Prescription Drug Improvement and Modernization Act of 2003, the company qualified to receive a federal subsidy through 2013. Due to benefit plan changes effective January 1, 2014, the company did not qualify for the subsidy as of that date. The company received total subsidies of $1 million and $23 million for prescription drug-related coverage during the years ended December 31, 2015 and 2014, respectively, to true up the final subsidy amounts due to IBM under the Act. These subsidies were utilized to reduce the company contributions to the U.S. nonpension postretirement benefit plan.

Other Plan Information

The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, see the table on page 131.

($ in millions)

	2015		2014
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$29,784	$17,677	$34,976	$21,655
Plans with ABO in excess of plan assets	29,135	17,492	33,148	20,680
Plans with assets in excess of PBO	68,053	69,786	71,501	73,660